Annual Total Returns- Federated Hermes Treasury Obligations Fund (Trust Shares) [BarChart] - Trust Shares - Federated Hermes Treasury Obligations Fund - TR	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.25%	1.21%	1.57%	0.20%